Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. The Company has evaluated the impact of subsequent events through March 15, 2013.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Management periodically reviews such estimates and assumptions as circumstances dictate. Actual results could differ from those estimates.
Fair Value of Financial Instruments
The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), which defines fair value, establishes a framework for measuring fair value, and requires certain disclosures about fair value measurements.
ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

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Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Revenue Recognition
The Company’s revenue is derived primarily from the sale of telecommunication services, consisting of local and long distance voice services, Internet, and data services to commercial and residential customers in the northeast United States. In addition, the Company offers certain services on a nationwide basis.
Subscriber usage fees consist of fees paid by customers for each call made, access fees paid by carriers for long distance calls that the Company originates and terminates, and fees paid by the incumbent carriers as reciprocal compensation when the Company terminates local calls made by their customers. Revenue related to usage fees is recognized when the service is provided. Usage fees are billed in arrears. The Company’s ability to generate access fee revenue, including reciprocal compensation revenue, is subject to numerous regulatory and legal proceedings. Until these proceedings are ultimately resolved, the Company’s policy is to recognize access fee revenue, including reciprocal compensation revenue, only when it is concluded that realization of that revenue is reasonably assured.
Monthly recurring fees include the fees paid for lines in service and additional features on those lines. Monthly recurring fees are paid by end-user customers and are primarily billed in advance. This revenue is recognized during the period in which it is earned.

3. Significant Accounting Policies (continued)
Revenue for charges that are billed in advance of services being rendered is deferred. Services rendered for which the customer has not been billed are recorded as unbilled revenues until the period such billings are provided. Cable and wiring revenues are recognized when the Company provides the services. Revenue from carrier interconnection and access is recognized in the month in which service is provided at the amount we expect to realize in cash, based on estimates of disputed amounts and collectibility.
The Company also derives revenue from non-recurring service activation and installation charges imposed on customers at the time a service is installed. Such charges become payable by the Company’s customers at the time service is initiated. Revenue and direct costs related to up-front service activation and installation fees are deferred and amortized over the average customer life of four years.
Arrangements with multiple deliverables are accounted for in accordance with ASC 605-25, Multiple-Element Arrangements. ASC 605-25 provides additional guidance on revenue recognition for transactions that may involve the delivery or performance of multiple products, services or rights to use assets, and performance that may occur at different points in time or over different periods. Arrangements with multiple deliverables are reviewed and the elements separated into units of accounting under the provisions of ASC 605-25, with the total consideration received allocated over the relative fair value of the units of accounting. Revenue is recognized as the elements are delivered, assuming all other conditions for recognition of revenue described above have been met.
The Company reports taxes imposed by governmental authorities on revenue-producing transactions between us and our customers on a net basis.
Unbilled revenue included in accounts receivable represents revenue for earned services, which was billed in the succeeding month and totaled $2,481 and $4,512 as of December 31, 2012 and 2011, respectively.
Cost of Revenues
Cost of revenues include direct costs of sales and network costs. Direct costs of sales include the costs incurred with telecommunication carriers to render services to customers. Network costs include the costs of fiber and access, points of presence, repairs and maintenance, rent and utilities of the switch locations, Internet data network, as well as salaries and related expenses of network personnel. Network costs are recognized during the month in which the service is utilized. The Company accrues for network costs incurred but not billed by carriers.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash and cash equivalents are being held in several large financial institution, which are members of the FDIC, although most of our balances do exceed the FDIC insurance limits.
Investment Securities
Investment securities represented the Company’s investment in short-term U.S. Treasury notes. The Company’s primary objectives for purchasing these investment securities were liquidity and safety of principal. The Company considered these investment securities to be available-for-sale. Accordingly, these investments were recorded at their fair value of $13,567 as of December 31, 2011. During the year ended December 31, 2012, the Company fully redeemed the investment securities. The fair value of these investment securities was based on publicly quoted market prices, which are Level 1 inputs under the fair value hierarchy. The cost of these investment securities approximated their fair value at December 31, 2011. During the year ended December 31, 2012 and 2011, the Company purchased $41,034 and $49,248 and sold $54,601 and $49,240, respectively, of U.S. Treasury notes. All unrealized and realized gains are determined by specific identification.
3. Significant Accounting Policies (continued)
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are reported at their outstanding unpaid principal balances reduced by an allowance for doubtful accounts. The Company estimates doubtful accounts based on historical bad debts, factors related to the specific customers’ ability to pay, percentages of aged receivables and current economic trends. Allowances for doubtful accounts are recorded as selling, general and administrative expenses. The Company writes off accounts deemed uncollectible after efforts to collect such accounts are not successful. The Company also requires security deposits in the normal course of business if customers do not meet the criteria established for offering credit.
Inventory
Inventory consists primarily of equipment and supplies used in connection with installing phone systems to new and existing customers’ locations. The cost of inventory comprises the purchase and other costs incurred in bringing the inventories to their present location. The cost of inventory is determined using the weighted average method. There are no estimated losses due to obsolescence due to the short period of time between the purchase of the equipment and the installation to the customer.
Property and Equipment
Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful life is three years for computer equipment, five years for furniture and fixtures, four years for vehicles, and generally seven years for network equipment. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease term. Capitalized software costs and customer premise equipment are amortized on a straight-line basis over the estimated useful life of two years. Construction in progress includes amounts incurred in the Company’s expansion of its network. The amounts include switching and colocation equipment, switching and colocation facilities design and colocation fees. The Company has not capitalized interest to date since the construction period has been short in duration and the related imputed interest expense incurred during that period was insignificant. When construction of each switch or colocation facility is completed, the balance of the assets is transferred to network equipment and depreciated in accordance with the Company’s policy. Internal labor costs capitalized in connection with expanding our network are also amortized over seven years. Maintenance and repairs are expensed as incurred.
Impairment of Long-Lived Assets
Long-lived assets, including amortizable intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate, in management’s judgment, that the carrying amount of an asset (or asset group) may not be recoverable. In analyzing potential impairments, projections of future cash flows from the asset group are used to estimate fair value. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset group, a loss is recognized for the difference between the estimated fair value and carrying value of the asset group.
Goodwill
Goodwill is the excess of the purchase price over the fair value of net assets acquired in business combinations accounted for as purchases. The Company evaluates its goodwill for impairment annually on or about October 1 or when events and circumstances warrant such review. Impairment charges, if any, are charged to operating expenses. There were no impairment charges recorded during 2012. The recoverability of goodwill is assessed at a reporting unit level, which is the lowest asset group level for which identifiable cash flows are largely independent of the cash flows of other asset groups, and is based on projections of discounted cash flows (income approach) and the fair value of comparable telecommunication companies (market approach). The Company has one reporting unit. The Company has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step impairment test. The projections of future operating cash flow necessary to conduct the impairment review, are based on assumptions, judgments and estimates of growth rates, anticipated future economic, regulatory and political conditions, the assignment of discount rates relative to risk and estimates of a terminal value. We believe these assumptions and estimates provide a reasonable basis for our conclusion. The fair value determinations derived in connection with the impairment analysis contains many inputs, noted above, that would be considered Level 3 in the fair value hierarchy.
3. Significant Accounting Policies (continued)
Third Party Conversion Costs
The Company currently capitalizes third party conversion costs incurred to provision customers to its network as part of property and equipment. These costs include external vendor charges and costs incurred internally. The Company amortizes conversion costs over four years.
Debt Issuance Costs
The costs related to the issuance of long-term debt are deferred and amortized into interest expense, using the effective interest method, over the life of each debt issuance. As of December 31, 2012, all deferred issuance costs associated with previous debt financings were expensed. Financing costs associated with the reorganization were expensed as incurred in accordance with ASC 852.
Significant Vendor
The Company purchased approximately 67% and 68% of its telecommunication services from one vendor during the years ended December 31, 2012 and 2011, respectively. Accounts payable in the accompanying consolidated balance sheets include approximately $3,209 and $6,646 as of December 31, 2012 and 2011, respectively, due to this vendor.
Income Taxes
The Company recognizes deferred income taxes using the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.
Uncertainty in Income Taxes
The Company uses a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return and disclosures regarding uncertainties in income tax positions. Only tax positions that meet the more likely than not recognition threshold at the reporting date may be recognized. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense.
The Company has analyzed the tax positions taken on federal and state income tax returns for all open tax years, and has concluded that no provision for uncertain income tax positions are required in the Company’s financial statements as of December 31, 2012 and 2011. The Company currently has no federal or state tax examinations in progress. As a result of the applicable statutes of limitations, the Company’s federal and state income tax returns for tax years before December 31, 2008 are no longer subject to examination by the Internal Revenue Service and state departments of revenue.
Stock-Based Compensation
The Company records compensation expense associated with stock options and other forms of equity compensation based on the estimated fair value at the grant-date. The Company uses the Black-Scholes-Merton option-pricing model to determine the fair value of stock-based awards.
There was no compensation expense for stock options recorded during 2012 or 2011. Compensation expense for stock options for the year ended December 31, 2010 was $59.
3. Significant Accounting Policies (continued)
Software Development Costs
The Company capitalizes the cost of internal use software. Costs incurred during the preliminary stage are expensed as incurred while costs incurred during the application stage are capitalized. The latter costs are typically internal payroll costs of employees associated with the development of internal use computer software. The Company commences amortization of the software on a straight-line basis over the estimated useful life of two years, when it is ready for its intended use. The Company incurred software development expenses of $807, $1,121 and $1,334 for the years ended December 31, 2012, 2011 and 2010, respectively.
During the years ended December 31, 2012, 2011 and 2010, the Company capitalized approximately $2,927, $2,798 and $2,820 of software development costs, respectively, which are included in property and equipment. Amortization expense related to these assets was approximately $2,839, $2,745 and $2,741 for the years ended December 31, 2012, 2011 and 2010, respectively. The unamortized balance of capitalized software development costs as of December 31, 2012 and 2011 is $2,881 and $2,793 respectively.
Advertising
The Company expenses advertising costs in the period incurred and these amounts are included in selling, general and administrative expenses. Advertising expenses totaled $2,690, $1,728 and $1,713 for the years ended December 31, 2012, 2011 and 2010, respectively.
Disputes
The Company accounts for disputed billings from carriers based on the estimated settlement amount of disputed balances. The estimate is based on a number of factors including historical results of prior dispute settlements with the carriers and is periodically reviewed by management to reassess the likelihood of success. Actual settlements may differ from estimated amounts (see Note 16).